Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.92%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,134	$113,706
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,290	110,515
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,913	55,305
Vanguard Short-Term Treasury ETF (a)............................................................................		1,913	110,552
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $394,394)			390,078
		Notional
PURCHASED OPTIONS - 113.67% (b)(c)	Contracts	Amount

CALL OPTIONS - 101.95%
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $390.08....................................	21	$752,976	10,613
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $0.39........................................	29	1,039,824	1,037,943
PUT OPTIONS - 11.72%			1,048,556

iShares 20+ Year Treasury Bond ETF, Expires 12/12/2022, Strike Price $107.82.................	100	1,024,500	74,374
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 12/12/2022, Strike Price
$104.77................................................................................................................	103	1,055,235	45,653
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $156.42....................................	29	1,039,824	467
TOTAL PURCHASED OPTIONS (Cost $1,241,802)			120,494
			1,169,050
Total Investments (Cost $1,636,196) - 151.59%............................................................			1,559,128
Liabilities in Excess of Other Assets - (51.59)%.............................................................			(530,663)
....................................................................................TOTAL NET ASSETS - 100.00%			$1,028,465

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $390,078.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	12/12/2022	$156.42	29	$(1,039,824)	$(589,555)
PUT OPTIONS					(589,555)

iShares 20+ Year Treasury Bond ETF...............	12/12/2022	$113.49	100	(1,024,500)	(117,862)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	12/12/2022	$110.28	103	(1,055,235)	(88,977)
S&P 500® Mini Index...................................	12/12/2022	$351.07	29	(1,039,824)	(38,649)
TOTAL OPTIONS WRITTEN (Premiums Received $819,284)					(245,488)
					$(835,043)